Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Useful Lives	Mar. 31, 2024	Dec. 31, 2023
Machinery and equipment [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property Plant and Equipment Useful Life	5 years	5 years
Computer and peripherals [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property Plant and Equipment Useful Life		3 years
Trucks and automobiles [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property Plant and Equipment Useful Life	5 years	5 years
Buildings [Member]
Schedule of Property and Equipment Useful Lives [Line Items]
Property Plant and Equipment Useful Life	39 years	39 years